Other current assets	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other current assets
Note 21 - Other current assets
Other current assets for the Group were as follows:

	As of December 31,
	2023	2022
		(Restated)
Value added tax receivables	124,906	66,354
Prepaid expenses and accrued income	36,864	32,452
Advances to suppliers	16,452	3,337
Other current receivables	17,570	10,840
Insurance recovery assets	8,350	—
Total	$204,142	$112,983
As of December 31, 2023, prepaid expenses and accrued interest income consisted primarily of prepaid insurance expenses. As of December 31, 2022, prepaid expenses and accrued interest income consisted primarily of prepaid insurance and accrued income related to carbon credits.
Note 24 - Other current liabilities
Other current liabilities for the Group were as follows:

	As of December 31,
	2023	2022
		(Restated)
Accrued expenses	134,818	172,006
Liabilities related to repurchase commitments	58,482	73,241
Accrued interest	8,238	2,614
Personnel related liabilities	37,518	28,816
VAT liabilities	88,520	78,942
Other liabilities	20,326	8,645
Total	$347,902	$364,264
Accrued expenses were mainly related to marketing and product development; personnel related liabilities consisted of wages, salaries, and other benefits payable.